[AAL Letterhead]

May 4, 2000

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.,
Washington, DC  20549

VIA EDGAR

Subject:          RULE 497(J) CERTIFICATION
                  AAL VARIABLE ANNUITY ACCOUNT I
                  FILE NO. 33-82054 FILE NO. 811-8660 CIK NO. 0000927649

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 8 to the Registrant's registration statement on Form N-4 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically April 20, 2000.

Please direct any comments or questions concerning this certification to Frederick D. Kelsven, esq. at (920) 734-5721 extension 3503.

Sincerely,

/s/ Frederick D. Kelsven

Frederick D. Kelsven
Deputy General Counsel